Shareholders’ Equity (Details) - Schedule of share-based compensation the company recognized for share-based payments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Share Based Compensation the Company Recognized for Share Based Payments [Abstract]
Cost of revenues	$ 137	$ 15	$ 16
Sales and marketing	208	15	26
Research and development	785	109	67
General and administrative	735	177	120
Share based compensation	$ 1,865	$ 316	$ 229